OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
OTHER CURRENT LIABILITIES
Schedule of other current liabilities

	As of
	December 31,	December 31,
	2017	2018
	RMB	RMB
Prepayment from Apex Ease Limited	130,684	—
Prepayment from Huangpu Investment Holding Limited	32,671	—
	163,355	—